FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS
Impact of change in discount rate or cash flow estimate on fair value of Maiden Lane III Interests

Year Ended December 31, 2011 (in millions)	Maiden Lane III Fair Value Change

Discount Rates:
200 basis point increase	$(585)
200 basis point decrease	668
400 basis point increase	(1,101)
400 basis point decrease	1,433

Estimated Future Cash Flows:
10% increase	658
10% decrease	(664)
20% increase	1,309
20% decrease	(1,338)

Assets and liabilities measured at fair value on a recurring basis

December 31, 2011 (in millions)	Level 1	Level 2	Level 3	Counterparty Netting(a)	Cash Collateral(b)	Total

Assets:
Bonds available for sale:
U.S. government and government sponsored entities	$174	$5,904	$-	$-	$-	$6,078
Obligations of states, municipalities and political subdivisions	-	36,538	960	-	-	37,498
Non-U.S. governments	259	25,467	9	-	-	25,735
Corporate debt	-	142,883	1,935	-	-	144,818
RMBS	-	23,727	10,877	-	-	34,604
CMBS	-	3,991	3,955	-	-	7,946
CDO/ABS	-	3,082	4,220	-	-	7,302

Total bonds available for sale	433	241,592	21,956	-	-	263,981

Bond trading securities:
U.S. government and government sponsored entities	100	7,404	-	-	-	7,504
Obligations of states, municipalities and political subdivisions	-	257	-	-	-	257
Non-U.S. governments	-	35	-	-	-	35
Corporate debt	-	809	7	-	-	816
RMBS	-	1,345	303	-	-	1,648
CMBS	-	1,283	554	-	-	1,837
CDO/ABS	-	3,835	8,432	-	-	12,267

Total bond trading securities	100	14,968	9,296	-	-	24,364

Equity securities available for sale:
Common stock	3,294	70	57	-	-	3,421
Preferred stock	-	44	99	-	-	143
Mutual funds	55	5	-	-	-	60

Total equity securities available for sale	3,349	119	156	-	-	3,624

Equity securities trading	43	82	-	-	-	125
Mortgage and other loans receivable	-	106	1	-	-	107
Other invested assets(c)	12,549	1,709	6,618	-	-	20,876
Derivative assets:
Interest rate contracts	2	7,251	1,033	-	-	8,286
Foreign exchange contracts	-	143	2	-	-	145
Equity contracts	92	133	38	-	-	263
Commodity contracts	-	134	2	-	-	136
Credit contracts	-	-	89	-	-	89
Other contracts	29	462	250	-	-	741
Counterparty netting and cash collateral	-	-	-	(3,660)	(1,501)	(5,161)

Total derivative assets	123	8,123	1,414	(3,660)	(1,501)	4,499

Short-term investments(d)	2,309	3,604	-	-	-	5,913
Separate account assets	48,502	2,886	-	-	-	51,388

Total	$67,408	$273,189	$39,441	$(3,660)	$(1,501)	$374,877

Liabilities:
Policyholder contract deposits	$-	$-	$918	$-	$-	$918
Derivative liabilities:
Interest rate contracts	-	6,661	248	-	-	6,909
Foreign exchange contracts	-	178	-	-	-	178
Equity contracts	-	198	10	-	-	208
Commodity contracts	-	146	-	-	-	146
Credit contracts(e)	-	4	3,362	-	-	3,366
Other contracts	-	155	217	-	-	372
Counterparty netting and cash collateral	-	-	-	(3,660)	(2,786)	(6,446)

Total derivative liabilities	-	7,342	3,837	(3,660)	(2,786)	4,733

Other long-term debt(f)	-	10,258	508	-	-	10,766
Other liabilities(g)	193	714	-	-	-	907

Total	$193	$18,314	$5,263	$(3,660)	$(2,786)	$17,324

December 31, 2010 (in millions)	Level 1	Level 2	Level 3	Counterparty Netting(a)	Cash Collateral(b)	Total

Assets:
Bonds available for sale:
U.S. government and government sponsored entities	$142	$7,208	$-	$-	$-	$7,350
Obligations of states, municipalities and political subdivisions	4	46,007	609	-	-	46,620
Non-U.S. governments	719	16,084	5	-	-	16,808
Corporate debt	8	122,624	2,262	-	-	124,894
RMBS	-	13,441	6,367	-	-	19,808
CMBS	-	2,807	3,604	-	-	6,411
CDO/ABS	-	2,170	4,241	-	-	6,411

Total bonds available for sale	873	210,341	17,088	-	-	228,302

Bond trading securities:
U.S. government and government sponsored entities	339	6,563	-	-	-	6,902
Obligations of states, municipalities and political subdivisions	-	316	-	-	-	316
Non-U.S. governments	-	125	-	-	-	125
Corporate debt	-	912	-	-	-	912
RMBS	-	1,837	91	-	-	1,928
CMBS	-	1,572	506	-	-	2,078
CDO/ABS	-	4,490	9,431	-	-	13,921

Total bond trading securities	339	15,815	10,028	-	-	26,182

Equity securities available for sale:
Common stock	3,577	61	61	-	-	3,699
Preferred stock	-	423	64	-	-	487
Mutual funds	316	79	-	-	-	395

Total equity securities available for sale	3,893	563	125	-	-	4,581

Equity securities trading	6,545	106	1	-	-	6,652
Mortgage and other loans receivable	-	143	-	-	-	143
Other invested assets(c)	12,281	1,661	7,414	-	-	21,356
Derivative assets:
Interest rate contracts	1	13,146	1,057	-	-	14,204
Foreign exchange contracts	14	172	16	-	-	202
Equity contracts	61	233	65	-	-	359
Commodity contracts	-	69	23	-	-	92
Credit contracts	-	2	377	-	-	379
Other contracts	8	923	144	-	-	1,075
Counterparty netting and cash collateral	-	-	-	(6,298)	(4,096)	(10,394)

Total derivative assets	84	14,545	1,682	(6,298)	(4,096)	5,917

Short-term investments(d)	5,401	18,459	-	-	-	23,860
Separate account assets	51,607	2,825	-	-	-	54,432
Other assets	-	14	-	-	-	14

Total	$81,023	$264,472	$36,338	$(6,298)	$(4,096)	$371,439

December 31, 2010 (in millions)	Level 1	Level 2	Level 3	Counterparty Netting(a)	Cash Collateral(b)	Total

Liabilities:
Policyholder contract deposits	$-	$-	$445	$-	$-	$445
Derivative liabilities:
Interest rate contracts	-	9,387	325	-	-	9,712
Foreign exchange contracts	14	324	-	-	-	338
Equity contracts	-	286	43	-	-	329
Commodity contracts	-	68	-	-	-	68
Credit contracts(e)	-	5	4,175	-	-	4,180
Other contracts	-	52	256	-	-	308
Counterparty netting and cash collateral	-	-	-	(6,298)	(2,902)	(9,200)

Total derivative liabilities	14	10,122	4,799	(6,298)	(2,902)	5,735

Other long-term debt(f)	-	11,161	982	-	-	12,143
Other liabilities(g)	391	2,228	-	-	-	2,619

Total	$405	$23,511	$6,226	$(6,298)	$(2,902)	$20,942

(a)
Represents netting of derivative exposures covered by a qualifying master netting agreement.

(b)
Represents cash collateral posted and received. Securities collateral posted for derivative transactions that is reflected in Fixed maturity securities in the Consolidated Balance Sheet, and collateral received, not reflected in the Consolidated Balance Sheet, were $1.8 billion and $100 million, respectively, at December 31, 2011 and $1.4 billion and $109 million, respectively, at December 31, 2010.

(c)
Included in Level 1 are $12.4 billion and $11.1 billion at December 31, 2011 and December 31, 2010, respectively, of AIA shares publicly traded on the Hong Kong Stock Exchange. Approximately 3 percent and 5 percent of the fair value of the assets recorded as Level 3 relates to various private equity, real estate, hedge fund and fund-of-funds investments that are consolidated by AIG at December 31, 2011 and December 31, 2010, respectively. AIG's ownership in these funds represented 57.3 percent, or $0.7 billion, of Level 3 assets at December 31, 2011 and 68.6 percent, or $1.3 billion, of Level 3 assets at December 31, 2010.

(d)
Included in Level 2 is the fair value of $0.1 billion and $1.6 billion at December 31, 2011 and December 31, 2010, respectively, of securities purchased under agreements to resell.

(e)
Included in Level 3 is the fair value derivative liability of $3.2 billion and $3.7 billion at December 31, 2011 and December 31, 2010, respectively, on the AIGFP super senior credit default swap portfolio.

(f)
Includes GIAs, notes, bonds, loans and mortgages payable.

(g)
Included in Level 2 is the fair value of $0.6 billion, $144 million and $6 million at December 31, 2011 of securities sold under agreements to repurchase, securities and spot commodities sold but not yet purchased and trust deposits and deposits due to banks and other depositors, respectively. Included in Level 2 is the fair value of $2.1 billion, $94 million and $15 million at December 31, 2010 of securities sold under agreements to repurchase, securities and spot commodities sold but not yet purchased and trust deposits and deposits due to banks and other depositors, respectively.

Changes in Level 3 recurring fair value measurements

(in millions)	Fair value Beginning of Year(a)	Net Realized and Unrealized Gains (Losses) Included in Income	Accumulated Other Comprehensive Income	Purchases, Sales, Issuances and Settlements, Net	Gross Transfers in	Gross Transfers out	Fair value End of Year	Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Year

December 31, 2011
Assets:
Bonds available for sale:
Obligations of states, municipalities and political subdivisions	$609	$2	$112	$296	$17	$(76)	$960	$-
Non-U.S. governments	5	-	-	5	-	(1)	9	-
Corporate debt	2,262	11	(25)	171	2,480	(2,964)	1,935	-
RMBS	6,367	(50)	288	3,232	1,093	(53)	10,877	-
CMBS	3,604	(100)	239	207	134	(129)	3,955	-
CDO/ABS	4,241	73	142	(432)	852	(656)	4,220	-

Total bonds available for sale	17,088	(64)	756	3,479	4,576	(3,879)	21,956	-

Bond trading securities:
Corporate debt	-	-	-	(11)	18	-	7	1
RMBS	91	(27)	-	239	-	-	303	(28)
CMBS	506	92	-	(95)	292	(241)	554	87
CDO/ABS	9,431	(660)	-	(323)	48	(64)	8,432	(677	)(b)

Total bond trading securities	10,028	(595)	-	(190)	358	(305)	9,296	(617)

Equity securities available for sale:
Common stock	61	28	(4)	(40)	18	(6)	57	-
Preferred stock	64	(1)	32	(1)	5	-	99	-
Mutual funds	-	-	-	(6)	6	-	-	-

Total equity securities available for sale	125	27	28	(47)	29	(6)	156	-

Equity securities trading	1	-	-	(1)	-	-	-	-
Mortgage and other loans receivable	-	-	-	1	-	-	1	-
Other invested assets	7,414	(10)	139	(739)	251	(437)	6,618	2

Total	$34,656	$(642)	$923	$2,503	$5,214	$(4,627)	$38,027	$(615)

Liabilities:
Policyholder contract deposits	$(445)	$(429)	$-	$(44)	$-	$-	$(918)	$508
Derivative liabilities, net:
Interest rate contracts	732	46	-	(2)	30	(21)	785	(90)
Foreign exchange contracts	16	(11)	-	(5)	2	-	2	1
Equity contracts	22	(16)	-	41	(7)	(12)	28	(15)
Commodity contracts	23	1	-	(22)	-	-	2	(1)
Credit contracts	(3,798)	332	-	193	-	-	(3,273)	493
Other contracts	(112)	(14)	(51)	74	(30)	166	33	(98)

Total derivative liabilities, net	(3,117)	338	(51)	279	(5)	133	(2,423)	290

Other long-term debt(c)	(982)	(60)	-	555	(21)	-	(508)	(135)

Total	$(4,544)	$(151)	$(51)	$790	$(26)	$133	$(3,849)	$663

(in millions)	Fair value Beginning of Year(a)	Net Realized and Unrealized Gains (Losses) Included in Income	Accumulated Other Comprehensive Income	Purchases, Sales, Issuances and Settlements, Net	Net Transfers	Activity of Discontinued Operations	Fair value End of Year	Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Year

December 31, 2010
Assets:
Bonds available for sale:
Obligations of states, municipalities and political subdivisions	$613	$(59)	$5	$(121)	$171	$-	$609	$-
Non-U.S. governments	753	-	3	29	(39)	(741)	5	-
Corporate debt	4,791	(44)	122	(322)	(1,813)	(472)	2,262	-
RMBS	6,654	(700)	1,847	(2,497)	1,106	(43)	6,367	-
CMBS	4,939	(801)	2,055	(668)	146	(2,067)	3,604	-
CDO/ABS	4,724	110	605	(667)	(19)	(512)	4,241	-

Total bonds available for sale	22,474	(1,494)	4,637	(4,246)	(448)	(3,835)	17,088	-

Bond trading securities:
U.S. government and government sponsored entities	16	-	-	-	-	(16)	-	-
Non-U.S. governments	56	-	-	(32)	(11)	(13)	-	-
Corporate debt	121	(3)	-	(7)	-	(111)	-	(6)
RMBS	4	(24)	-	(7)	118	-	91	(19)
CMBS	325	50	-	19	210	(98)	506	146
CDO/ABS	6,865	2,876	-	(144)	4	(170)	9,431	1,407 (b)

Total bond trading securities	7,387	2,899	-	(171)	321	(408)	10,028	1,528

Equity securities available for sale:
Common stock	35	(2)	38	4	(5)	(9)	61	-
Preferred stock	54	(5)	6	8	1	-	64	-
Mutual funds	6	-	3	11	(2)	(18)	-	-

Total equity securities available for sale	95	(7)	47	23	(6)	(27)	125	-

Equity securities trading	8	-	-	1	-	(8)	1	-
Other invested assets	6,910	355	149	(1,075)	1,474	(399)	7,414	(516)
Other assets	270	-	-	(270)	-	-	-	-
Separate account assets	1	-	-	-	-	(1)	-	-

Total	$37,145	$1,753	$4,833	$(5,738)	$1,341	$(4,678)	$34,656	$1,012

Liabilities:
Policyholder contract deposits	$(5,214)	$175	$-	$(544)	$-	$5,138	$(445)	$(609)
Derivative liabilities, net:
Interest rate contracts	(1,469)	(20)	-	1,230	991	-	732	(61)
Foreign exchange contracts	29	7	-	(2)	-	(18)	16	9
Equity contracts	74	(27)	-	(44)	20	(1)	22	(4)
Commodity contracts	22	3	-	(2)	-	-	23	3
Credit contracts	(4,545)	880	-	(131)	(2)	-	(3,798)	993
Other contracts	(176)	(61)	-	69	49	7	(112)	(86)

Total derivatives liabilities, net	(6,065)	782	-	1,120	1,058	(12)	(3,117)	854

Other long-term debt(c)	(881)	(237)	-	743	(607)	-	(982)	(275)

Total	$(12,160)	$720	$-	$1,319	$451	$5,126	$(4,544)	$(30)

(a)
Total Level 3 derivative exposures have been netted in these tables for presentation purposes only.

(b)
In 2011, AIG made revisions to the presentation to include income from ML III. The prior periods have been revised to conform to the current period presentation.

(c)
Includes GIAs, notes, bonds, loans and mortgages payable.

Schedule of net realized and unrealized gains and losses related to Level 3 items

(in millions)	Net Investment Income	Net Realized Capital Gains (Losses)	Other Income	Policyholder Benefits and Claims Incurred	Total

December 31, 2011
Bonds available for sale	$638	$(717)	$15	$-	$(64)
Bond trading securities	(634)	4	35	-	(595)
Equity securities available for sale	-	27	-	-	27
Other invested assets	23	(84)	51	-	(10)
Policyholder contract deposits	-	(499)	70	-	(429)
Derivative liabilities, net	2	13	323	-	338
Other long-term debt	-	-	(60)	-	(60)

December 31, 2010
Bonds available for sale	$321	$(1,832)	$17	$-	$(1,494)
Bond trading securities	2,282	39	578	-	2,899
Equity securities available for sale	-	(7)	-	-	(7)
Other invested assets	581	(271)	45	-	355
Policyholder contract deposits	-	419	76	(320)	175
Derivative liabilities, net	-	260	522	-	782
Other long-term debt	-	-	(237)	-	(237)

Gross components of purchases, sales, issuances and settlements, net

(in millions)	Purchases	Sales	Settlements	Purchases, Sales, Issuances and Settlements, Net(a)

December 31, 2011
Assets:
Bonds available for sale:
Obligations of states, municipalities and political subdivisions	$305	$(4)	$(5)	$296
Non-U.S. governments	4	(2)	3	5
Corporate debt	497	(27)	(299)	171
RMBS	4,932	(205)	(1,495)	3,232
CMBS	470	(34)	(229)	207
CDO/ABS	1,067	(1)	(1,498)	(432)

Total bonds available for sale	7,275	(273)	(3,523)	3,479

Bond trading securities:
Corporate debt	-	-	(11)	(11)
RMBS	305	(1)	(65)	239
CMBS	221	(207)	(109)	(95)
CDO/ABS	331	(304)	(350)	(323)

Total bond trading securities	857	(512)	(535)	(190)

Equity securities available for sale:
Common stock	-	(31)	(9)	(40)
Preferred stock	-	-	(1)	(1)
Mutual funds	-	-	(6)	(6)

Total equity securities available for sale	-	(31)	(16)	(47)

Equity securities trading	-	-	(1)	(1)
Mortgage and other loans receivable	-	-	1	1
Other invested assets	718	(296)	(1,161)	(739)

Total assets	$8,850	$(1,112)	$(5,235)	$2,503

Liabilities:
Policyholder contract deposits	$-	$(70)	$26	$(44)
Derivative liabilities, net:
Interest rate contracts	-	-	(2)	(2)
Foreign exchange contracts	-	-	(5)	(5)
Equity contracts	43	-	(2)	41
Commodity contracts	-	-	(22)	(22)
Credit contracts	-	-	193	193
Other contracts	-	-	74	74

Total derivative liabilities, net	43	-	236	279

Other long-term debt(b)	-	-	555	555

Total liabilities	$43	$(70)	$817	$790

(a)
There were no issuances during year ended December 31, 2011.

(b)
Includes GIAs, notes, bonds, loans and mortgages payable.

Investments in Certain Entities Carried at Fair Value Using Net Asset Value per Share

		December 31, 2011		December 31, 2010
(in millions)	Investment Category Includes	Fair Value Using Net Asset Value	Unfunded Commitments	Fair Value Using Net Asset Value	Unfunded Commitments

Investment Category
Private equity funds:
Leveraged buyout	Debt and/or equity investments made as part of a transaction in which assets of mature companies are acquired from the current shareholders, typically with the use of financial leverage	$3,185	$945	$3,137	$1,151
Non-U.S.	Investments that focus primarily on Asian and European based buyouts, expansion capital, special situations, turnarounds, venture capital, mezzanine and distressed opportunities strategies	165	57	172	67
Venture capital	Early-stage, high-potential, growth companies expected to generate a return through an eventual realization event, such as an initial public offering or sale of the company	316	39	325	42
Distressed	Securities of companies that are already in default, under bankruptcy protection, or troubled	182	42	258	67
Other	Real estate, energy, multi-strategy, mezzanine, and industry-focused strategies	252	98	373	147

Total private equity funds		4,100	1,181	4,265	1,474

		December 31, 2011		December 31, 2010
(in millions)	Investment Category Includes	Fair Value Using Net Asset Value	Unfunded Commitments	Fair Value Using Net Asset Value		Unfunded Commitments

Hedge funds:
Event-driven	Securities of companies undergoing material structural changes, including mergers, acquisitions and other reorganizations	774	2	1,310		2
Long-short	Securities that the manager believes are undervalued, with corresponding short positions to hedge market risk	927	-	1,038		-
Relative value	Funds that seek to benefit from market inefficiencies and value discrepancies between related investments	52	-	230		-
Distressed	Securities of companies that are already in default, under bankruptcy protection or troubled	272	10	369		20
Other	Non-U.S. companies, futures and commodities, macro and multi-strategy and industry-focused strategies	748	-	708		-

Total hedge funds		2,773	12	3,655		22

Total		$6,873	$1,193	$7,920	*	$1,496

*
Includes investments of entities classified as held for sale of $415 million at December 31, 2010.

Fair value assets measured on nonrecurring basis and impairment charges

	Assets at Fair Value				Impairment Charges
	Non-Recurring Basis				December 31,
(in millions)	Level 1	Level 2	Level 3	Total	2011	2010	2009

December 31, 2011
Goodwill	$-	$-	$-	$-	$-	$-	$693
Investment real estate	-	-	457	457	18	604	1,198
Other investments	-	-	2,199	2,199	639	323	908
Aircraft*	-	-	1,683	1,683	1,693	1,614	51
Other assets	-	-	4	4	3	5	225

Total	$-	$-	$4,343	$4,343	$2,353	$2,546	$3,075

December 31, 2010
Investment real estate	$-	$-	$1,588	$1,588
Other investments	-	4	2,388	2,392
Aircraft	-	-	4,224	4,224
Other assets	-	-	2	2

Total	$-	$4	$8,202	$8,206

*
Aircraft impairment charges include fair value adjustments on aircraft.

Gains or losses related to the eligible instruments for which AIG elected the fair value option

Years Ended December 31,	Gain (Loss)
(in millions)	2011	2010	2009

Assets:
Mortgage and other loans receivable	$11	$53	$(6)
Bonds and equity securities	1,273	2,060	2,513
Trading – ML II interest	42	513	(25)
Trading – ML III interest	(646)	1,792	419
Securities purchased under agreements to resell	34	1	(8)
Retained interest in AIA	1,289	(638)	-
Short-term investments and other invested assets and Other assets	1	(40)	(32)

Liabilities:
Policyholder contract deposits	-	(320)	(1,121)
Securities sold under agreements to repurchase	(62)	14	(73)
Securities and spot commodities sold but not yet purchased	(4)	(21)	(148)
Other long-term debt(a)	(966)	(1,595)	2,482
Other liabilities	(1)	(1)	(173)

Total gain(b)	$971	$1,818	$3,828

(a)
Includes GIAs, notes, bonds, loans and mortgages payable.

(b)
Excludes discontinued operations. For instruments required to be carried at fair value, AIG recognized gains of $1.3 billion, $4.9 billion and $3.8 billion for the years ended December 31, 2011, 2010 and 2009, respectively, that were primarily due to changes in the fair value of derivatives, trading securities and certain other invested assets for which the fair value option was not elected.

Difference between fair values and aggregate contractual principal amounts, fair value option

	December 31, 2011			December 31, 2010
(in millions)	Fair Value	Outstanding Principal Amount	Difference	Fair Value	Outstanding Principal Amount	Difference

Assets:
Mortgage and other loans receivable	$107	$150	$(43)	$143	$203	$(60)
Liabilities:
Other long-term debt*	$10,766	$8,624	$2,142	$12,143	$10,508	$1,635

*
Includes GIAs, notes, bonds, loans and mortgages payable.

Carrying value and estimated fair value of AIG's financial instruments

	December 31, 2011		December 31, 2010
(in millions)	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value

Assets:
Mortgage and other loans receivable	$19,382	$20,494	$20,094	$20,285
Other invested assets	4,701	3,390	4,405	3,644
Short-term investments	16,659	16,657	19,878	19,878
Cash	1,474	1,474	1,558	1,558
Liabilities:
Policyholder contract deposits associated with investment-type contracts	106,950	122,125	102,585	112,710
Long-term debt (including FRBNY Credit Facility)	64,487	61,295	94,318	93,745